SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 37,635,000,000	$ 43,032,000,000	$ 37,168,000,000
Direct operating costs	(32,465,000,000)	(38,327,000,000)	(34,134,000,000)
General and administrative expenses	(968,000,000)	(832,000,000)	(643,000,000)
Equity accounted Company EBITDA	313,000,000	241,000,000	196,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	304,000,000	726,000,000	250,000,000
Other income (expense), net (4)	(52,000,000)	(25,000,000)	(18,000,000)
Interest income (expense), net	(1,482,000,000)	(1,274,000,000)	(498,000,000)
Current income tax (expense) recovery	(284,000,000)	(324,000,000)	(186,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(88,000,000)	(42,000,000)	(54,000,000)
Depreciation and amortization expense	(2,165,000,000)	(1,804,000,000)	(748,000,000)
Impairment expense, net	(263,000,000)	(609,000,000)	(218,000,000)
Gains on disposals of non-current assets	(30,000,000)	0	250,000,000
Other income (expense), net	163,000,000	(375,000,000)	(118,000,000)
Deferred income tax (expense) recovery	130,000,000	132,000,000	88,000,000
Non-cash items attributable to equity accounted investments	(168,000,000)	(85,000,000)	(132,000,000)
Net income (loss)	580,000,000	434,000,000	1,203,000,000
Share of net income	57,000,000	114,000,000	10,000,000
Gains on disposals of non-current assets	274,000,000	726,000,000	500,000,000
Other operating income	111,000,000	(400,000,000)	(136,000,000)
Operating segments
Disclosure of operating segments [line items]
Revenues	12,476,000,000	13,291,000,000	11,201,000,000
Direct operating costs	(10,874,000,000)	(11,826,000,000)	(10,194,000,000)
General and administrative expenses	(384,000,000)	(345,000,000)	(300,000,000)
Equity accounted Company EBITDA	166,000,000	93,000,000	136,000,000
Company EBITDA	1,384,000,000	1,213,000,000	843,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	85,000,000	405,000,000	163,000,000
Other income (expense), net (4)	(25,000,000)	(15,000,000)	(4,000,000)
Interest income (expense), net	(486,000,000)	(359,000,000)	(137,000,000)
Current income tax (expense) recovery	(33,000,000)	(124,000,000)	(91,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(55,000,000)	(18,000,000)	(41,000,000)
Company FFO	870,000,000	1,102,000,000	733,000,000
Depreciation and amortization expense	(719,000,000)	(571,000,000)	(233,000,000)
Impairment expense, net	(112,000,000)	(303,000,000)	(89,000,000)
Gains on disposals of non-current assets	(11,000,000)	0	115,000,000
Other income (expense), net	(121,000,000)	(149,000,000)	(53,000,000)
Deferred income tax (expense) recovery	37,000,000	38,000,000	30,000,000
Non-cash items attributable to equity accounted investments	(113,000,000)	(29,000,000)	(81,000,000)
Net income (loss)	(169,000,000)	88,000,000	422,000,000
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	25,159,000,000	29,741,000,000	25,967,000,000
Direct operating costs	(21,591,000,000)	(26,501,000,000)	(23,940,000,000)
General and administrative expenses	(584,000,000)	(487,000,000)	(343,000,000)
Equity accounted Company EBITDA	147,000,000	148,000,000	60,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	219,000,000	321,000,000	87,000,000
Other income (expense), net (4)	(27,000,000)	(10,000,000)	(14,000,000)
Interest income (expense), net	(996,000,000)	(915,000,000)	(361,000,000)
Current income tax (expense) recovery	(251,000,000)	(200,000,000)	(95,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(33,000,000)	(24,000,000)	(13,000,000)
Depreciation and amortization expense	(1,446,000,000)	(1,233,000,000)	(515,000,000)
Impairment expense, net	(151,000,000)	(306,000,000)	(129,000,000)
Gains on disposals of non-current assets	(19,000,000)	0	135,000,000
Other income (expense), net	284,000,000	(226,000,000)	(65,000,000)
Deferred income tax (expense) recovery	93,000,000	94,000,000	58,000,000
Non-cash items attributable to equity accounted investments	(55,000,000)	(56,000,000)	(51,000,000)
Net income (loss)	749,000,000	346,000,000	781,000,000
Business services
Disclosure of operating segments [line items]
Revenues	22,580,000,000	28,822,000,000	30,847,000,000
Depreciation and amortization expense	(435,000,000)	(305,000,000)	(135,000,000)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	7,611,000,000	8,927,000,000	9,194,000,000
Direct operating costs	(7,220,000,000)	(8,607,000,000)	(8,943,000,000)
General and administrative expenses	(136,000,000)	(136,000,000)	(154,000,000)
Equity accounted Company EBITDA	16,000,000	37,000,000	31,000,000
Company EBITDA	271,000,000	221,000,000	128,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	61,000,000	342,000,000	54,000,000
Other income (expense), net (4)	4,000,000	(1,000,000)	0
Interest income (expense), net	(62,000,000)	(50,000,000)	(13,000,000)
Current income tax (expense) recovery	(41,000,000)	(75,000,000)	(34,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(4,000,000)	(5,000,000)	(4,000,000)
Company FFO	229,000,000	432,000,000	131,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	4,399,000,000	4,559,000,000	2,418,000,000
Depreciation and amortization expense	(665,000,000)	(686,000,000)	(309,000,000)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	1,900,000,000	1,815,000,000	926,000,000
Direct operating costs	(1,340,000,000)	(1,324,000,000)	(691,000,000)
General and administrative expenses	(75,000,000)	(53,000,000)	(25,000,000)
Equity accounted Company EBITDA	117,000,000	30,000,000	85,000,000
Company EBITDA	602,000,000	468,000,000	295,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	0	(3,000,000)
Other income (expense), net (4)	(29,000,000)	(9,000,000)	(1,000,000)
Interest income (expense), net	(163,000,000)	(138,000,000)	(57,000,000)
Current income tax (expense) recovery	(3,000,000)	0	(6,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(43,000,000)	(7,000,000)	(33,000,000)
Company FFO	364,000,000	314,000,000	195,000,000
Industrials
Disclosure of operating segments [line items]
Revenues	10,656,000,000	9,651,000,000	3,896,000,000
Depreciation and amortization expense	(1,065,000,000)	(813,000,000)	(304,000,000)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	2,965,000,000	2,549,000,000	1,074,000,000
Direct operating costs	(2,303,000,000)	(1,886,000,000)	(552,000,000)
General and administrative expenses	(91,000,000)	(70,000,000)	(52,000,000)
Equity accounted Company EBITDA	33,000,000	26,000,000	20,000,000
Company EBITDA	604,000,000	619,000,000	490,000,000
Realized disposition gain/(loss), less portion recorded in prior periods, net	24,000,000	64,000,000	112,000,000
Other income (expense), net (4)	0	(5,000,000)	(3,000,000)
Interest income (expense), net	(255,000,000)	(208,000,000)	(74,000,000)
Current income tax (expense) recovery	(29,000,000)	(71,000,000)	(51,000,000)
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	(8,000,000)	(6,000,000)	(4,000,000)
Company FFO	336,000,000	393,000,000	470,000,000
Corporate and other
Disclosure of operating segments [line items]
Revenues	0	0	7,000,000
Depreciation and amortization expense	0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0	7,000,000
Direct operating costs	(11,000,000)	(9,000,000)	(8,000,000)
General and administrative expenses	(82,000,000)	(86,000,000)	(69,000,000)
Equity accounted Company EBITDA	0	0	0
Company EBITDA	(93,000,000)	(95,000,000)	(70,000,000)
Realized disposition gain/(loss), less portion recorded in prior periods, net	0	(1,000,000)	0
Other income (expense), net (4)	0	0	0
Interest income (expense), net	(6,000,000)	37,000,000	7,000,000
Current income tax (expense) recovery	40,000,000	22,000,000	0
Realized disposition gain, current income taxes and interest expenses related to equity accounted investments	0	0	0
Company FFO	$ (59,000,000)	$ (37,000,000)	$ (63,000,000)